Loss per share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Loss per share	Loss per shareBasic loss per share is computed using the weighted-average number of outstanding ordinary shares during the period. Diluted loss per share is computed using the treasury stock method to the extent that the effect is dilutive by using the weighted-average number of outstanding ordinary shares and potential ordinary shares during the period. The Group’s potential ordinary shares consist of incremental shares issuable upon the assumed exercise of stock options and warrants, and the incremental shares issuable upon the assumed vesting of unvested restricted stock units, restricted stock awards, and other contingently issuable shares, excluding all anti-dilutive ordinary shares outstanding during the period. The Group used the if-converted method to calculate the dilutive impact of the warrants and adjusted the numerator for changes in profit or loss. The computation of loss per share for the respective periods is as follows:

	2020	2019	2018
	(in € millions, except share and per share data)
Basic loss per share
Net loss attributable to owners of the parent	(581)	(186)	(78)
Shares used in computation:
Weighted-average ordinary shares outstanding	187,583,307	180,960,579	177,154,405
Basic net loss per share attributable to owners of the parent	(3.10)	(1.03)	(0.44)
Diluted loss per share
Net loss attributable to owners of the parent	(581)	(186)	(78)
Fair value gains on dilutive warrants	—	—	(14)
Net loss used in the computation of diluted loss per share	(581)	(186)	(92)
Shares used in computation:
Weighted-average ordinary shares outstanding	187,583,307	180,960,579	177,154,405
Warrants	—	—	4,055,887
Diluted weighted average ordinary shares	187,583,307	180,960,579	181,210,292
Diluted net loss per share attributable to owners of the parent	(3.10)	(1.03)	(0.51)
Potential dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	2020	2019	2018
Employee options	9,041,288	12,153,772	12,243,526
Restricted stock units	1,320,193	638,350	100,383
Restricted stock awards	—	41,280	61,880
Other contingently issuable shares	156,190	162,320	—
Warrants	800,000	2,400,000	—